PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 163,743	$ 25,167	¥ 98,674
Less: Accumulated depreciation	(56,752)	(8,723)	(44,739)
Property and equipment, net	106,991	16,444	53,935
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	44,011	6,764	37,846
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	12,828	1,972	11,783
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 106,904	$ 16,431	¥ 49,045